Prepayments and Other Assets,Net (Tables)	6 Months Ended
Sep. 30, 2024
Prepayments and Other Assets [Abstract]
Schedule of Prepayments and Other Assets
	As of	As of
	September 30, 2024	March 31, 2024
	USD	USD
Prepayments to suppliers and others	8,247,993	409,322
Less: allowance	(6,423)	(6,423)
Total prepayments and other assets, net	8,241,570	402,899